(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings (loss) per share

	For the years ended December 31,
	2021	2020
	$	$
Numerator:
Net loss attributable to the Company	(9,619,079)	(632,365)
Denominator:
Weighted-average shares outstanding
- Basic	9,160,862	11,752,447
- Diluted	9,160,862	11,752,447
Earnings (loss) per share:
- Basic	(1.0500)	(0.0538)
- Diluted	(1.0500)	(0.0538)